Investments in Unconsolidated Joint Ventures, 2020 Joint Venture (Details) $ in Thousands				12 Months Ended
	Apr. 24, 2020 USD ($) Agreement Vessel Company	Mar. 31, 2020 USD ($)	Mar. 12, 2020 USD ($)	Dec. 31, 2025 USD ($) Installment t	Dec. 31, 2024	Sep. 27, 2024 USD ($)	Aug. 01, 2024	Dec. 31, 2023	Dec. 10, 2020
MR Seller [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Number of joint venture agreements | Agreement	2
M/T Eco Yosemite Park and M/T Eco Joshua Park [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Estimated useful life of vessels				25 years
M/T Eco Yosemite Park [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Dwt of scrubber-fitted vessels | t				50,000
M/T Eco Joshua Park [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Dwt of scrubber-fitted vessels | t				50,000
California 19 Inc. and California 20 Inc. [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Number of companies owning vessels | Company	2
Number of scrubber-fitted vessels owned | Vessel	2
Investment in unconsolidated joint venture	$ 27,000
California 19 Inc. and California 20 Inc. [Member] | JV Alpha Facility [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Face amount			$ 37,660
Term of loan			5 years
Minimum market value of vessels as a percentage of amount outstanding			200.00%
California 19 Inc. and California 20 Inc. [Member] | JV Alpha Facility [Member] | LIBOR [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Basis spread on variable rate			3.00%
California 19 Inc. and California 20 Inc. [Member] | Refinanced Credit Facility with Alpha Bank [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Face amount						$ 60,000
Number of payment installments | Installment				28
Frequency of periodic payment				quarterly
Period after draw down when repayments begin				3 months
Asset cover ratio				125.00%
Percentage of aggregate outstanding liability guaranteed				50.00%
California 19 Inc. and California 20 Inc. [Member] | Refinanced Credit Facility with Alpha Bank [Member] | Term SOFR [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Basis spread on variable rate				2.20%
California 19 Inc. and California 20 Inc. [Member] | MR Seller [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Ownership percentage		50.00%
California 19 Inc. and California 20 Inc. [Member] | Just-C Limited [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Ownership percentage		50.00%
California 19 Inc. and California 20 Inc. [Member] | M/T Eco Yosemite Park [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Term of time charter		5 years					7 years
Optional term to extend time charter				2 years
Gross daily hire rate		$ 17,400		$ 19,500
California 19 Inc. and California 20 Inc. [Member] | M/T Eco Yosemite Park [Member] | JV Alpha Facility [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Face amount			$ 18,830
Balloon payment payable at maturity			18,830
California 19 Inc. and California 20 Inc. [Member] | M/T Eco Yosemite Park [Member] | Refinanced Credit Facility with Alpha Bank [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Face amount						30,000
Installment payment				$ 500
Balloon payment payable at maturity						16,000
California 19 Inc. and California 20 Inc. [Member] | M/T Eco Joshua Park [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Term of time charter		5 years					7 years
Optional term to extend time charter				2 years
Gross daily hire rate		$ 17,400		$ 19,500
California 19 Inc. and California 20 Inc. [Member] | M/T Eco Joshua Park [Member] | JV Alpha Facility [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Face amount			18,830
Balloon payment payable at maturity			$ 18,830
California 19 Inc. and California 20 Inc. [Member] | M/T Eco Joshua Park [Member] | Refinanced Credit Facility with Alpha Bank [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Face amount						30,000
Installment payment				$ 500
Balloon payment payable at maturity						16,000
California 19 Inc. [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Ownership percentage	50.00%			50.00%	50.00%			50.00%	50.00%
Excess of purchase price over net book value of vessels	$ 1,646
Excess of fair market value over carrying value of vessels	$ 1,963
California 19 Inc. [Member] | Refinanced Credit Facility with Alpha Bank [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Face amount						30,000
California 20 Inc. [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Ownership percentage	50.00%			50.00%	50.00%			50.00%	50.00%
Excess of purchase price over net book value of vessels	$ 1,654
Excess of fair market value over carrying value of vessels	$ 1,963
California 20 Inc. [Member] | Refinanced Credit Facility with Alpha Bank [Member]
Investments in Unconsolidated Joint Ventures [Abstract]
Face amount						$ 30,000